Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000020404
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Administator Class
Trading Symbol	WNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,900,794,397
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,861,510
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

Material Fund Change [Text Block]
C000020406
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Premier Class
Trading Symbol	WFNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,900,794,397
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,861,510
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

Material Fund Change [Text Block]
C000020407
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Service Class
Trading Symbol	MMIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,900,794,397
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 1,861,510
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,900,794,397
# of portfolio holdings	268
Total advisory fees paid	$1,861,510
Weighted average maturity	39 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	48.6
Other municipal debt	32.6
Variable rate demand note	18.0
Treasury repurchase agreement	0.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	66.8
8-14 days	0.8
15-29 days	0.6
30-59 days	9.5
60-89 days	6.3
90-179 days	10.6
180-269 days	3.5
270+ days	1.9

Material Fund Change [Text Block]
C000086828
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 18,018,332,720
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 22,629,677
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

Material Fund Change [Text Block]
C000246243
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 18,018,332,720
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 22,629,677
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

Material Fund Change [Text Block]
C000150668
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	WOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 18,018,332,720
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 22,629,677
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

Material Fund Change [Text Block]
C000020399
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Service Class
Trading Symbol	NWTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 18,018,332,720
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 22,629,677
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$18,018,332,720
# of portfolio holdings	62
Total advisory fees paid	$22,629,677
Weighted average maturity	52 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	83.8
U.S. Treasury Floating Rate Notes	12.0
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	9.5
8-14 days	7.1
15-29 days	17.5
30-59 days	21.6
60-89 days	13.0
90-179 days	17.0
180-269 days	3.6
270+ days	10.7

Material Fund Change [Text Block]
C000020370
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Administrator Class
Trading Symbol	WGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000020369
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class A
Trading Symbol	WFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000246242
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RNRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000221203
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Sweep Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000020371
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	GVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000159700
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Select Class
Trading Symbol	WFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000020372
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Service Class
Trading Symbol	NWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000240629
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Tribal Inclusion Class
Trading Symbol	AGTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 140,222,428,510
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 162,068,240
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$140,222,428,510
# of portfolio holdings	313
Total advisory fees paid	$162,068,240
Weighted average maturity	42 days
Weighted average life	102 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.2
Government agency debt	22.1
U.S. Treasury securities	21.3
Other instruments	0.4
Municipal obligations	0.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	55.2
8-14 days	0.9
15-29 days	3.4
30-59 days	4.1
60-89 days	6.2
90-179 days	10.0
180-269 days	5.2
270+ days	15.0

Material Fund Change [Text Block]
C000020379
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	STGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
AssetsNet	$ 42,398,819,582
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 47,387,997
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

Material Fund Change [Text Block]
C000086827
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$135	1.33%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.33%
AssetsNet	$ 42,398,819,582
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 47,387,997
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

Material Fund Change [Text Block]
C000168181
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Premier Class
Trading Symbol	WMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 42,398,819,582
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 47,387,997
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

Material Fund Change [Text Block]
C000086826
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Service Class
Trading Symbol	WMOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 42,398,819,582
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 47,387,997
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$42,398,819,582
# of portfolio holdings	327
Total advisory fees paid	$47,387,997
Weighted average maturity	32 days
Weighted average life	62 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial Paper	41.6
Repurchase agreements	23.8
Certificates of deposit	22.6
Municipal obligations	10.3
Other instruments	1.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	51.0
8-14 days	2.3
15-29 days	1.8
30-59 days	11.1
60-89 days	7.0
90-179 days	16.1
180-269 days	6.6
270+ days	4.1

Material Fund Change [Text Block]
C000064992
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]
C000020412
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Class A
Trading Symbol	PIVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]
C000020413
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	PISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]
C000210934
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Select Class
Trading Symbol	WTLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]
C000020414
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Service Class
Trading Symbol	PRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]
C000246244
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 31,881,306,817
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 42,753,640
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$31,881,306,817
# of portfolio holdings	71
Total advisory fees paid	$42,753,640
Weighted average maturity	41 days
Weighted average life	95 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	53.4
U.S. Treasury securities	46.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	50.9
8-14 days	2.0
15-29 days	4.5
30-59 days	4.6
60-89 days	5.1
90-179 days	11.9
180-269 days	5.2
270+ days	15.8

Material Fund Change [Text Block]